FSP INVESTMENT TRUST
________________________________________________________________________________

                        FRANKLIN STREET CORE EQUITY FUND

                           INSTITUTIONAL CLASS SHARES
________________________________________________________________________________


                                   SUPPLEMENT
                             Dated February 12, 2003
                     To the Prospectus Dated April 11, 2002


This Supplement to the Prospectus for the Institutional Class Shares of the Franklin Street Core Equity Fund ("Fund"), a series of the FSP Investment Trust ("Trust"), is to notify shareholders, potential investors and other interested parties that the Fund will discontinue operations. The Board of Trustees of the Trust, in consultation with the Fund's investment advisor, Franklin Street Advisors, Inc. ("Advisor"), determined at a meeting of the Board of Trustees of the Trust, held on February 12, 2003 ("Board Meeting"), to discontinue the Fund's operations based on, among other factors, the Advisor's belief that it would be in the best interests of the Fund and its shareholders to discontinue the Fund's operations as of February 26, 2003. The Advisor has assured the Board of Trustees that the liquidation of the Fund will not result in any additional expense to the Fund or its shareholders. In addition, the Advisor will continue to waive fees and reimburse expenses of the Fund, as necessary, in order to maintain the Fund's fees and expenses at their current level, as specified in the Prospectus.

As a result of the decision to discontinue the Fund's operations as of February 26, 2003, the Board of Trustees determined at the Board Meeting to discontinue all sales of Fund shares and to no longer accept purchase orders for shares of the Fund. In addition, at that Board Meeting, the Board directed that: (i) all of the Fund's portfolio securities be liquidated in an orderly manner not later than February 26, 2003; and (ii) all outstanding shareholder accounts on February 26, 2003 will be closed and the proceeds of each account would be sent to the shareholder's address of record or to such other address as directed by the shareholder, including special instructions that may be needed for IRAs and qualified pension and profit sharing fund accounts.

Shareholders should direct any questions about their account to the Fund at 1-800-773-3863.





          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                              FSP INVESTMENT TRUST
________________________________________________________________________________

                        FRANKLIN STREET CORE EQUITY FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________


                                   SUPPLEMENT
                             Dated February 12, 2003
                     To the Prospectus Dated April 11, 2002


This Supplement to the Prospectus for the Investor Class Shares of the Franklin Street Core Equity Fund ("Fund"), a series of the FSP Investment Trust ("Trust"), is to notify shareholders, potential investors and other interested parties that the Fund will discontinue operations. The Board of Trustees of the Trust, in consultation with the Fund's investment advisor, Franklin Street Advisors, Inc. ("Advisor"), determined at a meeting of the Board of Trustees of the Trust, held on February 12, 2003 ("Board Meeting"), to discontinue the Fund's operations based on, among other factors, the Advisor's belief that it would be in the best interests of the Fund and its shareholders to discontinue the Fund's operations as of February 26, 2003. The Advisor has assured the Board of Trustees that the liquidation of the Fund will not result in any additional expense to the Fund or its shareholders. In addition, the Advisor will continue to waive fees and reimburse expenses of the Fund, as necessary, in order to maintain the Fund's fees and expenses at their current level, as specified in the Prospectus.

As a result of the decision to discontinue the Fund's operations as of February 26, 2003, the Board of Trustees determined at the Board Meeting to discontinue all sales of Fund shares and to no longer accept purchase orders for shares of the Fund. In addition, at that Board Meeting, the Board directed that: (i) all of the Fund's portfolio securities be liquidated in an orderly manner not later than February 26, 2003; and (ii) all outstanding shareholder accounts on February 26, 2003 will be closed and the proceeds of each account would be sent to the shareholder's address of record or to such other address as directed by the shareholder, including special instructions that may be needed for IRAs and qualified pension and profit sharing fund accounts.

Shareholders should direct any questions about their account to the Fund at 1-800-773-3863.





          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------